CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.48

Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
0B1VXAB5LFL	XXXXXXXX	Compliance	Resolved	1	0B1VXAB5LFL-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on LE XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. The COC in the file does not provide a reason for the change. A cost to cure in the amount of $100 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		COC provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
0B1VXAB5LFL	XXXXXXXX	Compliance	Resolved	1	0B1VXAB5LFL-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no date evident on the Adjustable Rate Mortgage Loan Program Disclosure; auditor is unable to determine if it was provided within 3-business days of the application, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided timely.		Tracking Disclosure provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
UJYGOG24TIW	XXXXXXXX	Credit	Resolved	1	UJYGOG24TIW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file does not contain an accurate Final 1003 reflecting self employment dates that match with the income documentation in the file. The 1003 reflects SE since 2020; however the tax returns in file show 2018 and 2019 Sch C returns for XXX. The income appears to be all self employed with no W2's or paystubs from other business listed.				XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
UJYGOG24TIW	XXXXXXXX	Compliance	Resolved	1	UJYGOG24TIW-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the TRID closing disclosure date and funding date validation test. According to the CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. However, consummation did not take place until XX/XX/XXXX. Per regulation, funding cannot take place prior to consummation.		PCCD provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
UJYGOG24TIW	XXXXXXXX	Compliance	Active	2	UJYGOG24TIW-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C.